INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD	12 Months Ended
Dec. 31, 2022
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

16.INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

	2022	2021
	£000’s	£000s
Opening balance	13,817	—
Acquired during the period	—	8,444
Share of loss	(4,872)	(1,198)
Share of fair value (losses)/gains on intangible assets through other comprehensive income	(6,571)	6,571
Closing balance	2,374	13,817

Set out below are the associates of the Group as at 31 December 2022, which, in the opinion of the Directors, significant influence is held. The associate as listed below has share capital consisting solely of ordinary shares, which are held directly by the Group. The country of incorporation or registration is also their principal place of business.

Nature of investment in associates:

		% of
	Address of the	ownership	Nature of	Measurement
Name of entity	registered office	interest	relationship	method

Emergent Entertainment PLC (previously Pluto Digital plc)	Hill Dickinson LLP, 8th Floor The Broadgate Tower, 20 Primrose Street, London, United Kingdom, EC2A 2EW	19.94%	Refer below	Equity

On 3 February 2021 Argo invested in Pluto Digital PLC (“Pluto”), a crypto venture capital and technology company. The investment was satisfied with 75,000 Polkadot with a fair value at that date of £1.1m. Further to this in a second round of funding the Group invested an additional £7.4m on 8 March 2021.

In addition, Argo holds 121,666,666 warrants at a price of £0.12 each and 35,450,000 warrants at a price of £0.06 each. If Pluto was fully diluted Argo’s ownership would be 33.26% as at 31 December 2022 including the exercise of the share warrants.

The warrants expired unexercised in February and March 2023. In October 2022, Pluto merged with Maze Theory to become Emergent Entertainment PLC (“Emergent”).

Argo owns 19.94% (2021 – 24.65%) of the total share capital and voting rights of the business. The Group retains the right to appoint a board member from Argo on Emergent’s board based on its current ownership percentage.

Emergent Entertainment PLC is a next-generation entertainment company that brings storytellers and their audiences closer together by harnessing new technologies including virtual reality, augmented reality, artificial intelligence and blockchain.

Emergent Entertainment is a private company and there is no quoted market price available for its shares.

There are no contingent liabilities relating to the Group’s interest in the associates.

The audited financial information for the period ended 30 September 2021, together with the unaudited management accounts for the period from 1 October 2021 to 31 December 2022, have been made available by Emergent to the Group and the figures in the above represent Argo’s share of the loss for the period and movements in the fair value of net assets (net of deferred tax).

Summarised financial information for associates

Set out below is the preliminary, unaudited financial information for Emergent Entertainment PLC which is accounted for using the equity method.

Summarised Statement of Financial Position

	As at	As at
	December 31,	December 31,
	2022	2021
Current	£000’s	£000’s
Cash and cash equivalents	2,964	1,759
Other current assets (excluding cash)	3,650	335
Total current assets	6,614	2,094
Trade payables	280	88
Other current liabilities	74	1,494
Total current liabilities	354	1,582
Non-current
Tangible fixed assets	106	49
Investments and other non-current assets	11,596	56,000
Total non-current assets	11,702	56,049
Financial liabilities	4,809	2,807
Total non-current liabilities	4,809	2,807
Net assets	13,153	53,754

Summarised Statement of Comprehensive Income, Emergent Entertainment PLC

		January 12 to
		December 31,
	2022	2021
	£000’s	£000’s
Revenue	352	—
Cost of sales	(224)	—
Gross profit	128	—
Operating costs	(12,088)	(7,652)
Revaluation loss – digital assets	(12,810)	2,394
Loss from operations	(24,770)	(5,258)
Non-operating costs	(209)	—
Income tax expense (recovery)	2,579	575
Post-tax loss	(22,400)	(4,867)
Other comprehensive income	(26,991)	26,991
Total comprehensive income (loss)	(49,391)	21,824

The information above reflects the amounts presented in the financial information of the associate (and not Argo Blockchain Plc’s share of those amounts) adjusted for differences in accounting policies between the Group and the associate.

Reconciliation of summarised financial information

	2022	2021
	£000’s	£000’s
Summarised financial information (as adjusted)
Net assets, opening	56,052	—
Acquired during the period	—	34,228
Profit/(loss) for the period	(22,400)	(4,867)
Other comprehensive income	(26,991)	26,691
Closing net assets	6,661	56,052

Interest in associates (2022: 19.94%; 2021: 24.65%)*	2,374	13,817
Goodwill	—	—
Carrying value	2,374	13,817

*The percentage share of the associate profit or loss for the year was calculated and recorded on a month by month basis, based on the movements in the percentage ownership, from the unaudited management accounts.